Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 1,319,000	$ 1,247,000
Fair Value Disclosure, Unobservable Input Range	Probability of default
Impaired Loans [Member] | Measurement Input, Default Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	0	0
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 232,000	$ 131,000
Fair Value Disclosure, Unobservable Input Range	Appraisal adjustments(2)
Impaired Loans [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input		10
Impaired Loans [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 1,087,000	$ 1,116,000
Fair Value Disclosure, Unobservable Input Range	Loan discount rate
Impaired Loans [Member] | Minimum [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	10.00
Impaired Loans [Member] | Minimum [Member] | Present value of future cash flows [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	4.00	4
Impaired Loans [Member] | Maximum [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	81.54
Impaired Loans [Member] | Maximum [Member] | Present value of future cash flows [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	6.00	5.25
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of collateral [Member] | Measurement Input, Appraised Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	56.06	10
Impaired Loans [Member] | Weighted Average [Member] | Present value of future cash flows [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Asset, Measurement Input	5.80	5.11
Foreclosed Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 1,115,000	$ 1,661,000
Fair Value Disclosure, Unobservable Input Range	Liquidation Expenses(2)
Foreclosed Real Estate Owned [Member] | Minimum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate Owned, Measurement Input	7.00	0
Foreclosed Real Estate Owned [Member] | Maximum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate Owned, Measurement Input	85.71	42.60
Foreclosed Real Estate Owned [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Real Estate Owned, Measurement Input	7.80	14.68